INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Raw materials	75,722	90,308
Work-in-process	74,105	69,132
Finished goods	404,243	536,541
	554,070	695,981

Finished goods include modules of $84,202 and $181,012 as of December 31, 2019 and 2020, respectively, that allow solar energy systems to qualify for the U.S. Federal Investment Tax Credit by satisfying the 5% safe harbor method outlined in the U.S. Internal Revenue Service (IRS) guidance notice.

In 2018, 2019 and 2020, inventory was written down by $14,646, $19,447 and $42,907, respectively, to reflect the lower of cost and net realizable value.